Summary of Significant Accounting Policies - Antidilutive Securities (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Net Loss Per Share
Antidilutive securities excluded from the calculation of basic and diluted loss per share (in shares)	2,203,325	936,089	2,448,620	866,865
Stock Option
Net Loss Per Share
Antidilutive securities excluded from the calculation of basic and diluted loss per share (in shares)	632,539	390,586	374,207	460,719
Warrants
Net Loss Per Share
Antidilutive securities excluded from the calculation of basic and diluted loss per share (in shares)	1,534,905	458,826	1,962,960	378,218
Restricted Stock Units
Net Loss Per Share
Antidilutive securities excluded from the calculation of basic and diluted loss per share (in shares)	30,800	81,416	106,192	22,667
Series A Convertible Preferred Stock
Net Loss Per Share
Antidilutive securities excluded from the calculation of basic and diluted loss per share (in shares)	5,261	5,261	5,261	5,261